Receivables - Aging analysis (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	€ 4,280	€ 3,805
Current [member]
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	3,591	3,222
Later than one month and not later than six months [member]
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	333	270
Later than six months [member]
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	105	85
Not later than one month [member]
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	€ 251	€ 228